CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012		Apr. 30, 2011
Assets
Cash and cash equivalents	$ 54,131		$ 59,429
Receivables, net	160,497		150,294
Merchandise inventories, net	1,561,841		1,375,362
Prepaid expenses and other current assets	221,324		161,936
Total current assets	1,997,793		1,747,021
Property and equipment:
Land and land improvements	2,541		8,617
Buildings and leasehold improvements	1,196,764		1,204,108
Fixtures and equipment	1,784,492		1,670,488
Property and equipment, gross	2,983,797		2,883,213
Less accumulated depreciation and amortization	2,361,142		2,178,562
Net property and equipment	622,655		704,651
Goodwill	519,685		524,113
Intangible assets, net	564,054		566,578
Other noncurrent assets	61,062		54,103
Total assets	3,765,249	[1]	3,596,466	[1]
Liabilities and Shareholders' Equity
Accounts payable	959,423		949,010
Accrued liabilities	546,495		474,575
Gift card liabilities	321,362		311,092
Total current liabilities	1,827,280		1,734,677
Long-term debt	324,200		313,100
Deferred taxes	268,774		280,132
Other long-term liabilities	405,065		448,647
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 and zero shares issued, respectively	192,273
Shareholders' equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 and 90,465 shares issued, respectively	91		90
Additional paid-in capital	1,340,909		1,323,263
Accumulated other comprehensive loss	(16,635)		(11,630)
Retained earnings	481,574		562,379
Treasury stock, at cost, 33,722 and 33,410 shares, respectively	(1,058,282)		(1,054,192)
Total Shareholders' equity	747,657		819,910
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,765,249		$ 3,596,466

[1]	Excludes intercompany balances.